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                               [Dykema Gossett PLLC Letterhead}





May 10, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

             RE:  The Huntington Funds
                  1933 Act File No. 33-11905
                  1940 Act File No. 811-5010

Greetings:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive forms of prospectuses and statement of additional information of the Huntington Funds do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 29 on April 30, 1999.

     If you have any questions regarding this certification, please call the undersigned at (248) 203-0801.

                                         Very truly yours,

                                         DYKEMA GOSSETT PLLC

                                         /s/ Melanie Mayo West
                                         ---------------------
                                         Melanie Mayo West